Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Plan participants' contributions
Remeasurements:
Exchange differences on translating foreign operations
Japanese plans [member]
Remeasurements:
Net defined benefit liabilities	169,163	121,850
Foreign plans [member]
Remeasurements:
Net defined benefit liabilities	295,408	225,580
Present value of defined benefit obligation [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,366,380	1,331,475
Current service cost	36,331	36,300
Past service cost	0
Interest cost	7,581	9,535
Plan participants' contributions	0
Remeasurements:
Changes in demographic assumptions	(6,476)	(25,360)
Changes in financial assumptions	157	34,655
Other	159	21,981
Benefits paid	(47,088)	(42,206)
Exchange differences on translating foreign operations	0
Balance at end of year	1,357,044	1,366,380
Present value of defined benefit obligation [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,086,438	1,042,753
Current service cost	29,063	29,133
Past service cost	(2,254)	338
Interest cost	35,635	39,547
Plan participants' contributions	1,524	1,903
Remeasurements:
Changes in demographic assumptions	(5,990)	(3,648)
Changes in financial assumptions	70,892	36,157
Other	14,791	8,943
Benefits paid	(45,504)	(96,801)
Exchange differences on translating foreign operations	(40,684)	28,113
Balance at end of year	1,143,911	1,086,438
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,244,530	1,219,073
Interest cost	6,967	8,807
Actual return on plan assets, excluding interest income	(42,333)	34,142
Employer contributions	22,168	22,109
Remeasurements:
Benefits paid	(43,451)	(39,601)
Balance at end of year	1,187,881	1,244,530
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	860,858	807,528
Interest cost	28,682	30,553
Actual return on plan assets, excluding interest income	(10,503)	10,489
Employer contributions	50,926	87,803
Plan participants' contributions	1,524	1,903
Remeasurements:
Benefits paid	(45,504)	(96,801)
Exchange differences on translating foreign operations	(37,480)	19,383
Balance at end of year	¥ 848,503	¥ 860,858